Schedule of Investments (unaudited) June 30, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.7%
Abacus Property Group	45,975	$132,278
APN Industria REIT(a)(b)	15,873	32,191
Arena REIT	39,897	76,714
Astro Japan Property Group(a)	9,504	—
Aveo Group	61,776	81,501
BWP Trust	69,597	179,730
Cedar Woods Properties Ltd.	8,547	34,188
Charter Hall Education Trust	36,854	94,139
Charter Hall Group	66,155	502,775
Charter Hall Long Wale REIT	37,983	133,539
Charter Hall Retail REIT	51,315	157,365
Cromwell Property Group	243,068	197,012
Dexus	156,156	1,422,380
GDI Property Group	74,313	72,227
Goodman Group	230,570	2,431,891
GPT Group (The)	278,020	1,199,868
Growthpoint Properties Australia Ltd.	37,610	108,738
Hotel Property Investments(b)	21,252	51,303
Ingenia Communities Group	29,384	66,810
Lendlease Group	84,126	767,460
Mirvac Group	570,382	1,252,831
New South Resources Ltd.(a)	94,380	115,905
Rural Funds Group	48,439	78,182
Scentre Group	767,448	2,068,057
Shopping Centres Australasia Property Group	127,809	214,359
Stockland	350,932	1,026,931
Vicinity Centres	463,129	796,252
Villa World Ltd.	15,733	24,400
Viva Energy REIT	64,251	117,229

		13,436,255

Austria — 0.7%
CA Immobilien Anlagen AG	10,513	386,702
IMMOFINANZ AG	13,348	348,400
S IMMO AG	7,443	161,385

		896,487

Belgium — 1.3%
Aedifica SA	3,588	342,817
Befimmo SA	3,285	189,292
Cofinimmo SA	3,033	394,445
Intervest Offices & Warehouses NV	3,122	87,817
Montea CVA	1,486	127,596
Retail Estates NV(b)	1,113	103,046
Warehouses De Pauw CVA	2,512	423,379

		1,668,392

British Virgin Islands — 0.1%
MAS Real Estate Inc.	63,294	93,810

Canada — 3.2%
Allied Properties REIT	7,623	276,336
Artis REIT	10,325	91,892
Boardwalk REIT	3,268	99,634
Canadian Apartment Properties REIT	11,281	417,486
Choice Properties REIT	21,885	229,108
Cominar REIT	12,835	122,874
Crombie REIT	6,402	73,782
CT REIT	6,864	74,694
Dream Global REIT	13,590	141,958
Dream Industrial REIT	8,519	76,927

Security	Shares	Value

Canada (continued)
Dream Office REIT	4,160	$75,257
Dream Unlimited Corp., Class A	9,867	54,894
First Capital Realty Inc.	24,952	417,410
Granite REIT	3,387	156,267
H&R Real Estate Investment Trust	20,064	350,688
InterRent REIT	7,689	81,200
Killam Apartment REIT	6,567	94,428
Minto Apartment Real Estate Investment Trust	1,782	25,651
Morguard North American REIT	2,607	36,748
Northview Apartment Real Estate Investment Trust	4,158	85,594
NorthWest Healthcare Properties REIT	8,382	75,562
RioCan REIT	21,285	423,338
Slate Office REIT	5,313	23,866
Slate Retail REIT(a)	3,036	29,390
SmartCentres Real Estate Investment Trust	9,975	253,507
Summit Industrial Income REIT	9,411	92,760
Tricon Capital Group Inc.	20,304	155,378
True North Commercial Real Estate Investment Trust	2,970	15,023

		4,051,652

China — 0.5%
China Merchants Land Ltd.	198,000	28,892
Gemdale Properties & Investment Corp. Ltd.	662,000	78,804
Greenland Hong Kong Holdings Ltd.	127,000	50,556
K Wah International Holdings Ltd.	165,000	96,307
Nam Tai Property Inc.	2,805	27,349
Road King Infrastructure Ltd.	33,000	68,091
Shanghai Zendai Property Ltd.(a)	990,000	14,446
Top Spring International Holdings Ltd.	49,500	11,025
Yuexiu REIT	198,000	135,337
Zhuguang Holdings Group Co. Ltd.(a)(b)	330,000	48,576

		559,383

Finland — 0.1%
Citycon OYJ	10,176	106,150

France — 5.7%
Altarea SCA	526	109,619
Covivio	8,945	937,674
Gecina SA	7,888	1,182,144
ICADE	6,378	585,419
Klepierre SA	29,380	986,341
Mercialys SA	7,854	103,841
Nexity SA	7,101	307,292
Unibail-Rodamco-Westfield	13,513	2,027,449
Unibail-Rodamco-Westfield, New	6,325	948,984

		7,188,763

Germany — 7.7%
ADLER Real Estate AG	6,634	84,765
ADO Properties SA(c)	4,011	166,174
alstria office REIT AG	22,737	368,715
Aroundtown SA	104,436	861,780
Deutsche EuroShop AG	7,293	201,818
Deutsche Wohnen SE	51,150	1,879,716
DIC Asset AG	6,200	71,594
Grand City Properties SA	14,884	340,693
Hamborner REIT AG	11,580	118,818
LEG Immobilien AG	9,041	1,021,353
PATRIZIA AG	6,408	132,813
TAG Immobilien AG	21,066	487,476
TLG Immobilien AG	7,887	231,279

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Vonovia SE(b)	77,159	$3,690,485

		9,657,479

Guernsey — 0.0%
Regional REIT Ltd.(a)	5,554	92

Hong Kong — 16.4%
Champion REIT	297,000	247,484
Chinese Estates Holdings Ltd.	73,000	65,969
CK Asset Holdings Ltd.	383,000	2,997,818
CSI Properties Ltd.	668,000	33,347
Far East Consortium International Ltd./HK	165,000	76,032
Hang Lung Group Ltd.	132,000	365,798
Hang Lung Properties Ltd.	297,000	706,337
Henderson Land Development Co. Ltd.	238,044	1,311,718
Hongkong Land Holdings Ltd.	165,100	1,063,244
Hysan Development Co. Ltd.	90,000	464,832
Kerry Properties Ltd.	87,000	365,261
Landing International Development Ltd.(a)	198,000	27,371
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	83,000	31,978
Link REIT	303,500	3,729,408
New World Development Co. Ltd.	801,000	1,252,892
Prosperity REIT	165,000	72,019
Sino Land Co. Ltd.	482,000	808,218
Sun Hung Kai Properties Ltd.	221,000	3,748,160
Sunlight REIT	133,000	101,974
Swire Properties Ltd.	151,800	613,029
Wang On Properties Ltd.(b)	600,000	79,872
Wharf Holdings Ltd. (The)	172,000	455,731
Wharf Real Estate Investment Co. Ltd.	165,000	1,162,656
Wheelock & Co. Ltd.	116,000	831,488

		20,612,636

Ireland — 0.4%
Green REIT PLC	96,284	198,463
Hibernia REIT PLC	100,628	166,163
Irish Residential Properties REIT PLC	53,250	102,241

		466,867

Israel — 1.3%
ADO Group Ltd.(a)	1,700	25,454
Airport City Ltd.(a)	10,569	194,036
Alony Hetz Properties & Investments Ltd.	16,005	207,593
Amot Investments Ltd.	21,633	143,753
Azrieli Group Ltd.	5,214	349,398
Bayside Land Corp.	165	87,252
Big Shopping Centers Ltd.(a)	749	54,140
Gazit-Globe Ltd.	12,463	102,945
Jerusalem Economy Ltd.(a)	29,469	112,950
Melisron Ltd.(b)	2,554	137,512
Property & Building Corp. Ltd.	363	35,440
REIT 1 Ltd.	25,278	129,702
Sella Capital Real Estate Ltd.	28,347	62,233

		1,642,408

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	7,359	48,607

Japan — 28.4%
Activia Properties Inc.	101	439,660
Advance Residence Investment Corp.	198	589,001
Aeon Mall Co. Ltd.	13,380	201,433
AEON REIT Investment Corp.	202	258,734

Security	Shares	Value

Japan (continued)
Ardepro Co. Ltd.(a)	31,800	$10,330
Comforia Residential REIT Inc.	99	284,393
CRE Logistics REIT Inc.	33	35,162
Daibiru Corp.	9,900	92,072
Daito Trust Construction Co. Ltd.	11,000	1,402,311
Daiwa House Industry Co. Ltd.	96,100	2,801,653
Daiwa House REIT Investment Corp.	264	637,334
Daiwa Office Investment Corp.	47	337,210
ESCON Japan Reit Investment Corp.	33	33,049
Frontier Real Estate Investment Corp.	78	333,024
Fukuoka REIT Corp.	99	159,701
Global One Real Estate Investment Corp.	132	164,541
GLP J-REIT	561	639,417
Goldcrest Co. Ltd.	3,300	58,134
Hankyu Hanshin REIT Inc.	99	138,291
Health Care & Medical Investment Corp.	33	38,624
Heiwa Real Estate Co. Ltd.	5,700	116,444
Heiwa Real Estate REIT Inc.	132	154,984
Hoshino Resorts REIT Inc.	33	169,686
Hulic Co. Ltd.	72,600	583,549
Hulic Reit Inc.	165	286,537
Ichigo Hotel REIT Investment Corp.	33	39,052
Ichigo Inc.	36,300	106,467
Ichigo Office REIT Investment	231	219,336
Industrial & Infrastructure Fund Investment Corp.	264	328,346
Invesco Office J-Reit Inc.	1,287	215,376
Invincible Investment Corp.	825	427,279
Japan Excellent Inc.	198	290,733
Japan Hotel REIT Investment Corp.	660	531,725
Japan Logistics Fund Inc.	137	313,699
Japan Prime Realty Investment Corp.	139	602,497
Japan Property Management Center Co. Ltd.	2,000	20,605
Japan Real Estate Investment Corp.	203	1,236,013
Japan Rental Housing Investments Inc.	231	179,671
Japan Retail Fund Investment Corp.	370	748,654
Katitas Co. Ltd.(b)	3,300	122,670
Keihanshin Building Co. Ltd.	6,600	60,830
Kenedix Office Investment Corp.	66	472,304
Kenedix Residential Next Investment Corp.	132	233,885
Kenedix Retail REIT Corp.	81	199,004
LaSalle Logiport REIT	165	195,415
Leopalace21 Corp.(a)(b)	36,300	94,001
MCUBS MidCity Investment Corp.	231	217,407
Mirai Corp.	247	119,671
Mitsubishi Estate Co. Ltd.	200,000	3,721,923
Mitsubishi Estate Logistics REIT Investment Corp.	33	85,762
Mitsui Fudosan Co. Ltd.	141,956	3,442,176
Mitsui Fudosan Logistics Park Inc.	55	187,094
Mori Hills REIT Investment Corp.	231	327,182
Mori Trust Hotel Reit Inc.	33	42,759
Mori Trust Sogo REIT Inc.	132	214,650
Mugen Estate Co. Ltd.	3,300	17,091
Nippon Accommodations Fund Inc.	75	420,457
Nippon Building Fund Inc.	204	1,397,364
Nippon Commercial Development Co. Ltd.	3,400	45,474
Nippon Prologis REIT Inc.	337	778,535
NIPPON REIT Investment Corp.	66	256,674
Nomura Real Estate Holdings Inc.	16,500	354,687
Nomura Real Estate Master Fund Inc.	660	1,015,055
One REIT Inc.	33	88,090

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ooedo Onsen Reit Investment Corp.	33	$25,974
Orix JREIT Inc.	396	722,606
Premier Investment Corp.	198	260,594
Sakura Sogo REIT Investment Corp.	33	27,107
SAMTY Co. Ltd.	3,300	50,201
Samty Residential Investment Corp.	33	34,550
Sekisui House Reit Inc.	623	466,065
Shinoken Group Co. Ltd.	3,300	23,646
Star Asia Investment Corp.	66	72,898
Starts Proceed Investment Corp.	33	54,612
Sumitomo Realty & Development Co. Ltd.	69,300	2,475,092
Sun Frontier Fudousan Co. Ltd.	3,300	31,150
Takara Leben Co. Ltd.	13,200	46,924
Takara Leben Real Estate Investment Corp.	33	31,487
TOC Co. Ltd.	9,900	59,452
Tokyo Tatemono Co. Ltd.	29,700	329,969
Tokyu Fudosan Holdings Corp.	82,500	455,611
Tokyu REIT Inc.	132	229,352
Tosei Corp.	3,300	29,772
Tosei Reit Investment Corp.	33	36,357
United Urban Investment Corp.	429	719,115
Unizo Holdings Co. Ltd.	3,300	56,480
XYMAX REIT Investment Corp.	33	38,654

		35,612,555

Malta — 0.0%
BGP Holdings PLC(a)(d)	1,986,852	23

Netherlands — 0.4%
Brack Capital Properties NV(a)	307	29,012
Eurocommercial Properties NV	5,808	155,433
NSI NV	2,673	113,390
Vastned Retail NV	2,436	78,785
Wereldhave NV	5,750	150,868

		527,488

New Zealand — 0.7%
Argosy Property Ltd.	121,782	112,877
Goodman Property Trust	146,750	190,723
Kiwi Property Group Ltd.	205,307	220,631
Precinct Properties New Zealand Ltd.	152,748	181,590
Stride Property Group	53,094	78,453
Vital Healthcare Property Trust	50,853	84,022

		868,296

Norway — 0.2%
Entra ASA(c)	17,716	272,200
Selvaag Bolig ASA	6,006	30,995

		303,195

Singapore — 7.5%
AIMS APAC REIT(b)	85,885	92,046
Ascendas Hospitality Trust	105,600	76,491
Ascendas REIT	366,336	844,797
Ascott Residence Trust	178,243	171,267
Bukit Sembawang Estates Ltd.(b)	26,400	112,589
Cache Logistics Trust	161,780	94,465
CapitaLand Commercial Trust	399,464	640,701
CapitaLand Ltd.	359,700	938,498
CapitaLand Mall Trust	402,700	782,809
CapitaLand Retail China Trust(b)	92,460	106,610
CDL Hospitality Trusts(b)	108,700	130,959
Chip Eng Seng Corp. Ltd.(b)	79,200	42,148

Security	Shares	Value

Singapore (continued)
City Developments Ltd.	89,100	$623,657
ESR-REIT(b)	280,599	108,884
Far East Hospitality Trust	124,600	61,243
First REIT	82,500	62,807
Fortune REIT	198,000	272,195
Frasers Centrepoint Trust(b)	91,707	176,236
Frasers Commercial Trust	98,900	122,076
Frasers Hospitality Trust	118,800	61,905
Frasers Logistics & Industrial Trust	231,000	206,593
Frasers Property Ltd.	55,900	77,263
GuocoLand Ltd.	46,300	68,443
Keppel DC REIT	135,324	167,036
Keppel REIT(b)	260,700	242,789
Lippo Malls Indonesia Retail Trust(b)	306,900	54,441
Manulife US Real Estate Investment Trust	191,400	165,561
Mapletree Commercial Trust	270,621	418,048
Mapletree Industrial Trust	191,440	316,956
Mapletree Logistics Trust(b)	336,564	395,533
Mapletree North Asia Commercial Trust	306,600	330,859
OUE Hospitality Trust	168,100	88,837
OUE Ltd.(b)	39,600	43,904
Oxley Holdings Ltd.	128,700	31,391
Parkway Life REIT	55,900	125,191
Sabana Shari’ah Compliant Industrial REIT	125,420	42,642
Soilbuild Business Space REIT	98,780	44,902
SPH REIT	89,100	70,466
Starhill Global REIT	198,000	113,419
Suntec REIT	323,400	463,724
UOL Group Ltd.	79,200	441,968

		9,432,349

Spain — 1.1%
Aedas Homes SAU(a)(c)	3,399	80,900
Inmobiliaria Colonial Socimi SA	39,572	441,408
Lar Espana Real Estate Socimi SA	10,185	79,103
Merlin Properties Socimi SA	52,880	734,681
Metrovacesa SA(b)(c)	6,666	71,965
Quabit Inmobiliaria SA(a)	17,645	22,023

		1,430,080

Sweden — 3.0%
Castellum AB	39,428	754,504
Catena AB	2,871	90,355
Dios Fastigheter AB	12,540	92,852
Fabege AB	39,138	589,504
Fastighets AB Balder, Class B(a)	14,142	474,032
Hembla AB(a)	5,231	102,047
Hemfosa Fastigheter AB	24,276	229,594
Hufvudstaden AB, Class A	16,896	287,543
Klovern AB, Class B	76,955	121,095
Kungsleden AB	27,338	225,700
Nyfosa AB(a)	24,210	151,994
Sagax AB, Class D	12,639	49,040
Samhallsbyggnadsbolaget i Norden AB	8,778	30,937
Wallenstam AB, Class B	27,984	296,181
Wihlborgs Fastigheter AB	19,362	280,887

		3,776,265

Switzerland — 1.9%
Allreal Holding AG, Registered	1,903	327,902
Intershop Holding AG(b)	201	102,459
Mobimo Holding AG, Registered	958	254,975

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
PSP Swiss Property AG, Registered	5,808	$679,685
Swiss Prime Site AG, Registered	10,884	951,652

		2,316,673

United Kingdom — 7.8%
Assura PLC	342,507	278,110
Big Yellow Group PLC	22,539	283,842
British Land Co. PLC (The)	139,076	952,979
Capital & Counties Properties PLC	108,555	299,250
Capital & Regional PLC	78,804	14,543
Civitas Social Housing PLC	90,783	97,284
Derwent London PLC	15,972	633,407
Empiric Student Property PLC	84,191	97,292
F&C Commercial Property Trust Ltd.	115,254	163,992
Grainger PLC	88,626	277,023
Great Portland Estates PLC	39,246	341,647
Hammerson PLC	111,012	391,501
Hansteen Holdings PLC	58,845	72,945
Helical PLC	15,180	71,193
Intu Properties PLC(b)	125,525	121,862
Land Securities Group PLC	108,246	1,147,856
LondonMetric Property PLC	119,666	321,351
LXI REIT PLC	52,328	84,712
NewRiver REIT PLC(b)	43,659	99,017
Picton Property Income Ltd. (The)	78,494	97,901
Primary Health Properties PLC	163,225	277,120
RDI REIT PLC	39,407	52,962
Regional REIT Ltd.(c)	44,434	60,962
Safestore Holdings PLC	30,154	235,443
Schroder REIT Ltd.(b)	73,887	51,720
Segro PLC	156,322	1,452,740
Shaftesbury PLC	33,165	339,361
St. Modwen Properties PLC	29,370	163,721
Triple Point Social Housing Reit PLC(c)	48,444	50,927
Tritax Big Box REIT PLC	246,436	483,945
U & I Group PLC	17,160	29,745
UK Commercial Property REIT Ltd.	97,548	109,624
UNITE Group PLC (The)	37,884	469,855
Workspace Group PLC	18,698	207,985

		9,833,817

Security	Shares	Value

United States — 0.2%
Brookfield Property REIT Inc., Class A	13,600	$256,904

Total Common Stocks — 99.3% (Cost: $138,909,225)		124,786,626

Rights

Austria — 0.0%
BUWOG AG (Expires 12/31/99)(a)(b)(d)	1,869	—

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(e)(f)(g)	2,164,841	2,165,924
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	52,851	52,851

		2,218,775

Total Short-Term Investments — 1.8% (Cost: $2,217,985)		2,218,775

Total Investments in Securities — 101.1% (Cost: $141,127,210)		127,005,401

Other Assets, Less Liabilities — (1.1)%		(1,362,134)

Net Assets — 100.0%		$125,643,267

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,098,794	66,047	2,164,841	$2,165,924	$16,807	(a)	$91	$188
BlackRock Cash Funds: Treasury, SL Agency Shares	58,195	(5,344)	52,851	52,851	462		—	—

				$2,218,775	$17,269		$91	$188

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Developed Property ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$124,786,511	$92	$23		$124,786,626
Rights	—	—	0	(a)	0	(a)
Money Market Funds	2,218,775	—	—		2,218,775

	$127,005,286	$92	$23		$127,005,401

(a)	Rounds to less than $1.